Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Receivables from government agencies	$ 114	$ 161
Taxes and other government receivables	85	94
Advances	126	35
Prepayments	44	39
Loans and deposits	9	8
Interest receivable	7	6
Derivative instruments	5	41
Other current assets	29	41
Total	$ 419	$ 425